Dec. 30, 2024
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Investment Objective

The Vesper U.S. Large Cap Short-Term Reversal Strategy ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Vesper U.S. Large Cap Short-Term Reversal Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Vesper U.S. Large Cap Short-Term Reversal Strategy ETF Vesper U.S. Large Cap Short-Term Reversal Strategy ETF
Management Fee	0.75%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | USD ($)	77	240	417	930

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended August 31, 2024, the Fund’s portfolio turnover rate was 4,697% of the average value of its portfolio.

Principal Investment Strategies

The Fund primarily invests in securities comprising the Index. The Index is designed to measure the performance of a portfolio of twenty-five (25) securities selected from the Solactive GBS United States 500 Index (the “Solactive 500”) that Vesper Capital Management, LLC (the “Index Provider”) believes will most likely benefit from the “short-term reversal” effect, as determined by applying a proprietary algorithm (“Chow’s Ratio” or “Algorithm”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in large capitalization securities issued by a U.S. company or a company economically tied to the United States. The Fund defines large capitalization companies to be those companies represented by the Solactive 500 or within the capitalization range of the Solactive 500 as measured at its most recent reconstitution, which was $10.1 billion to $3.6 trillion on November 6, 2024. A company is deemed to be economically tied to the United States if one or more of the following tests are met: (i) the company is organized in, or its primary business office or principal trading market of its equity is located in, the United States; (ii) a majority of the company’s revenues are derived from the United States; or (iii) a majority of the company’s assets are located in the United States.

Short-term reversal effect generally means that, on average, stocks with relatively poor weekly (risk-adjusted) performance, may reverse and earn higher returns relative to peer stocks the following week. Short-term reversal investment strategies have recently developed due to the accessibility and availability of short-term pricing data and lower trading costs.

The eligible universe of Index components includes all companies in the Solactive 500. The Solactive 500 intends to track the performance of the largest 500 companies in the United States stock market and is based on the Solactive Global Benchmark Series (“GBS”). The constituents are selected based on company market capitalization and weighted by free-float market capitalization. From that universe, according to the Index’s quantitative, rules-based methodology, 25 securities are selected by the Index Provider applying Chow’s Ratio to historical short-term price data of the companies’ stocks in an attempt to identify those securities that are believed to have the best chance to experience short-term reversal as well as maintain minimum risk exposure and transaction costs. Chow’s Ratio is a proprietary algorithm that uses short-term pricing data and volatility measures to identify stocks that have experienced one-week price declines and assesses their price stability to identify which stocks are fundamentally sound and have the greatest potential for reversal and which ones are fundamentally flawed and have the greatest potential for further decline. The stocks believed to have the best chance of reversal are ultimately selected for the Index. After applying the Algorithm, the 25 securities with the lowest ratios (a lower ratio represents a higher likelihood of experiencing short-term reversal) are selected for inclusion in the Index.

The Index is evaluated and re-balanced on a weekly basis. As a result, the Fund will have a high portfolio turnover rate.

Index components are equal weighted at each weekly reconstitution of the Index. A stock in the Index is only removed at rebalance if it has been assigned a ratio that is higher than that of the 50 securities of the Solactive 500 with the lowest ratios. In such case, the security with the lowest ratio from the new list of 25 securities that is not already included in the Index is selected for inclusion. As of December 2, 2024, the Index comprised 25 component securities with an average market capitalization of $233.82 billion.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC (the “Adviser”), the Fund’s adviser, generally will use a replication methodology, meaning it will invest in all of the securities composing the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its total assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. Due to the Fund’s weekly reconstitution, the Fund’s concentration in an industry or group of industries or a particular sector may change from week to week.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated by Solactive AG, which is not affiliated with the Fund or the Adviser.

Principal Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index and the S&P 500® Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

On November 7, 2022, the Index began utilizing a new underlying index, the Solactive GBS United States 500 Index, as the eligible universe of components from which the Index selects securities pursuant to its quantitative, rules-based methodology. Therefore, the performance shown for periods prior to that date may have differed had the change to the Fund’s Index been in effect during those periods. Updated performance information is available online at www.utrnetf.com or by calling toll-free 833-835-6633.

Annual Total Returns as of 12/31

*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of September 30, 2024 was 28.48%.
Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	27.59%	Q2/2020
Lowest Return	-21.63%	Q1/2020

Average Annual Total Returns for the Periods Ended December 31, 2023
Average Annual Returns - Vesper U.S. Large Cap Short-Term Reversal Strategy ETF	Label	1 Year		5 Years		Since Inception		Inception Date
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF	Return Before Taxes	0.95%		10.43%		6.77%		Sep. 21, 2018
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Return After Taxes on Distributions	Return After Taxes on Distributions	0.14%		7.17%		3.73%		Sep. 21, 2018
Vesper U.S. Large Cap Short-Term Reversal Strategy ETF | Return After Taxes on Distributions and Sale of Fund Shares	Return After Taxes on Distributions and Sale of Fund Shares	0.57%		6.98%		4.11%		Sep. 21, 2018
Vesper U.S. Large Cap Short-Term Reversal Index	Vesper U.S. Large Cap Short-Term Reversal Index1	2.27%	[1]	11.99%	[1]	8.30%	[1]	Sep. 21, 2018	[1]
S&P 500® Index	S&P 500® Index	26.29%		15.69%		11.56%		Sep. 21, 2018
[1]	This information shows how the Fund’s performance compares with the returns of the Index, which has similar investment objectives as the Fund.

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.